DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Forward freight agreements and bunker swaps [Table Text Block]	Forward freight agreements and bunker swaps - analysed between:
	2021	2020
	US$’000	US$’000
Assets
Current assets	5,370	458
Non-current assets	611	-

Liabilities
Current liabilities	(704)	-

Disclosure of Outstanding Forward Freight Agreements Maturity [Table Text Block]
2021
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45 days	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	45 days	599	406
April 2022 to December 2022	BSI-58 ave 10TC	13,300	180 days	2,394	1,624
January 2022 to December 2022	BSI-58 ave 10TC	17,350	180 days	3,123	1,016
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to December 2022	BSI-58 ave 10TC	17,250	60 days	1,035	345
January 2022 to June 2022	BSI-58 ave 10TC	23,100	90 days	2,079	157
June2022	BSI-58 ave 10TC	25,000	15 days	375	6
July 2022 to September 2022	BSI-58 ave 10TC	21,000	45 days	945	52
October 2022 to December 2022	BSI-58 ave 10TC	19,000	45 days	855	52
January 2022 to June2022	BSI-58 ave 10TC	22,650	90 days	2,039	197
January 2022 to June2022	BSI-58 ave 10TC	23,000	30 days	690	55
January 2022 to June2022	BSI-58 ave 10TC	23,100	60 days	1,386	103
				18,189	5,109

Non-current assets
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,350	60 days	861	117
January 2023 to December 2023	BSI-58 ave 10TC	14,750	60 days	885	93
January 2023 to December 2023	BSI-58 ave 10TC	14,800	60 days	888	90
January 2023 to December 2023	BSI-58 ave 10TC	15,000	60 days	900	77
				5,256	611

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement period		Strike price	Duration	Notional value	Fair value gain (loss)
		US$		US$’000	US$’000
July 2022 to December 2022	BSI-58 ave 10TC	23,100	90 days	2,079	(176)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
January 2022 to March 2022	BSI-58 ave 10TC	27,400	15 days	411	(36)
April 2022 to May 2022	BSI-58 ave 10TC	25,000	30 days	750	(20)
July 2022 to December 2022	BSI-58 ave 10TC	22,650	90 days	2,039	(135)
July 2022 to December 2022	BSI-58 ave 10TC	23,000	30 days	690	(55)
July 2022 to December 2022	BSI-58 ave 10TC	23,100	60 days	1,386	(117)
				8,177	(611)

Disclosure of Detailed Information of Number of Bunker Swaps [Table Text Block]
The Group has entered into a number of bunker swaps, as follows:

2021
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2022	0.5% FOB Rotterdam	407.00	500	204	74
January 2022 to May 2022	0.5% FOB Singapore	505.25	1,900	960	115
January 2022 to June 2022	0.5% FOB Rotterdam	518.00	1,200	622	22
January 2022 to February 2022	0.5% FOB Singapore	564.75	700	395	17
January 2022 to March 2022	0.5% FOB Rotterdam	533.00	2,700	1,439	33
				3,620	261

Current liabilities
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
April 2022 to October 2022	0.5% FOB Rotterdam	533.00	6,500	3,465	(74)
November 2022	0.5% FOB Rotterdam	528.50	500	264	(10)
December 2022	0.5% FOB Rotterdam	527.50	500	264	(9)
				3,993	(93)

2020
Current assets
Derivative instruments in designated hedge accounting relationships:

Settlement periods		Strike price	Quantity	Notional value	Fair value gain
		US$	MT	US$’000	US$’000
January 2021 to February 2021	0.5% FOB Singapore	276.0	1,400	386	160
January 2021 to May 2021	0.5% FOB Singapore	311.3	1,500	467	118
January 2021 to May 2021	0.5% FOB Rotterdam	298.5	2,500	746	180
				1,599	458